Average Annual Total Returns{- Templeton Global Smaller Companies Fund} - Templeton Global Smaller Companies Fund-21 - Templeton Global Smaller Companies Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI All Country World Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI All Country World Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI All Country World Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		MSCI All Country World Small Cap Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World Small Cap Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World Small Cap Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	17.66%	4.46%	6.61%	17.20%	3.76%	6.22%	11.01%	3.46%	5.39%	22.46%	4.84%	6.40%	24.87%	6.09%	7.30%	[1]	24.70%	5.91%	7.48%	24.65%	[2]	7.85%	[2]	9.71%	[2]	25.23%	8.32%	10.17%

[1]	1. Since inception May 1, 2013.
[2]

2. MSCI All Country World Small Cap Index-NR is replacing the MSCI All Country World Small Cap Index as the Fund's benchmark because the investment manager believes the MSCI All Country World Small Cap Index-NR provides a more consistent basis for comparison relative to the Fund's peers.